Related Party Balances and Transactions - Summary of Amount Incurred by the Group (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
PPcredit | Data Collection Service
Related Party Transaction [Line Items]
Data collection service expense	[1]	¥ 84,362	¥ 38,297

[1]	PPcredit Data Service (Shanghai) Co., Ltd. (“PPcredit”) was founded in April 2016 by the founders of the Group to provide data collection services. The Group mainly uses PPcredit as a data provider since PPcredit was established. The price for the service is determined based on the price charged by other market participants.